Employee benefits (Details 4) - Parent Company Gratuity plan [member] - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation without effect of projected salary growth	₨ 3,212
Add: Effect of salary growth	1,753
Defined benefit obligation with projected salary growth	4,965	₨ 3,863	₨ 3,404
50 basis points increase [Member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	4,815
50 basis points increase [Member] | Salary growth [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	5,121
50 basis points decrease [Member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	5,123
50 basis points decrease [Member] | Salary growth [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	₨ 4,816